CONSOLIDATED STATEMENTS OF CASH FLOWS - JPY (¥) ¥ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net income (loss)	¥ (588,375)	¥ (355,066)	¥ 115,049	¥ 148,965	¥ (990,731)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Depreciation and amortization	196,102	100,849	252,595	184,056	126,243
Losses on sales of directly-owned salons to franchisees	(380,901)	(350,813)			2,692
Gain from sales of directly-owned salons			(1,244,240)	(858,548)	(541,472)
Bad debt	(5,445)	6,735	1,958	(36,355)	28,808
Stock-based compensation					196,853
Foreign currency exchange (gain) loss			(17,402)
(Gains) losses on disposal of property and equipment, net, other intangible assets, net and goodwill	4,667	2,175	(2,648)	12,908	3,614
Impairment loss on long-lived assets			0	0	63,211
Deferred income taxes, net			(101,636)		551,483
Other non-cash losses - net	(2,078)	47,909	45,718		819
Changes in operating assets and liabilities:
Accounts receivable-trade, net	295,113	(87,134)	580,681	(222,384)	(37,024)
Accounts receivable-other, net	69,590	282,116	43,382	(210,476)	(87,148)
Inventories	(20,225)	(79,714)	(25,873)	(95,406)	(2,441)
Prepaid expenses and other current assets	24,516	26,360	(530)	(181,477)	(74,799)
Lease and guarantee deposits	39,044	42,211	46,652	(27,185)	(70,662)
Accounts payable	(13,261)	2,326	(69,884)	(23,318)	58,437
Accrued expenses	(279,847)	(382,096)	97,045	517,714	195,541
Accrued income taxes	(10,072)	(35,347)	(45,006)	19,173	(2,897)
Contract liability	(56,506)	(2,700)	(64,999)	(82,636)	(162,793)
Advances received	(174,630)	(148,792)	(104,663)	(111,109)	96,198
Other current liabilities	124,397	337,493	(77,447)	254,742	130,110
Deposit received	(11,687)	(16,073)	(42,656)	(24,411)	(46,501)
Other assets and other liabilities - net	3,878	(476)	(17,833)	50,050	5,228
Net cash used in operating activities	(785,720)	(610,037)	(631,737)	(685,697)	(557,231)
Cash flows from investing activities:
Purchases of time deposits	(5,656)				(26,402)
Proceeds from maturities of time deposits	26,004				6,000
Acquisition of investments			(3,094)		(52,520)
Acquisition of property and equipment	(18,695)	(56,241)	(135,840)	(120,740)	(95,651)
Proceeds from sale of property and equipment				40,620
Acquisition of intangible assets	(158,032)	(83,618)	(786,178)	(45,761)	(18,127)
Proceeds from sale of salons	917,941	315,400	584,768	851,719	430,000
Acquisition of businesses - net of cash acquired				(148,000)	(375,757)
Payment received on short-term loans receivable		112	113		450
Payment received on long-term accounts receivable-other, net	1,670		11,655	2,599	9,488
Proceeds from insurance cancellations					38,583
Net cash provided by investing activities	763,232	175,653	(328,576)	580,437	(83,936)
Cash flows from financing activities:
Proceeds from issuance of common stock	8,101
Proceeds from issuance of common stock for exercise of over-allotment, net of issuance costs					87,642
Proceeds from short-term borrowings	300,000		400,000
Repayment of short-term borrowings	(200,000)			(162,252)
Proceeds from long-term borrowings				547,619
Repayment of long-term borrowings	(47,312)	(53,342)	(99,084)	(45,270)	(251,084)
Proceeds from sale of subsidiary stock			160,290
Payment of installment payables related to business acquisitions					(2,888)
Payment of deferred offering costs					(261,619)
Net cash provided by (used in) financing activities	60,789	(53,342)	461,206	340,097	(427,949)
Net increase (decrease) in cash and cash equivalents	38,301	(487,726)	(499,107)	234,837	(1,069,116)
Cash and cash equivalents at beginning of period	106,347	605,454	605,454	370,617	1,439,733
Cash and cash equivalents at end of period	144,648	117,728	106,347	605,454	370,617
Cash paid during the year for:
Interest	19,737	13,986	34,575	7,535	10,865
Income taxes	13,009	36,419	52,105	30,809	45,505
Non-cash investing and financing activities:
Right-of-use assets obtained in exchange for lease liabilities	271,225	459,137	931,521	673,468	917,135
Purchases of property and equipment included in accrued expenses	14,589	19,139	4,624		23,488
Purchases of intangible assets included in accrued expenses	¥ 25,100	13,077	9,480		14,236
Sales of salons included in accounts receivable		102,000	455,464	¥ 134,876	129,000
Payable related to acquisition of noncontrolling interests included in mandatorily redeemable noncontrolling interests					¥ 148,000
Reduction in common stock and additional paid-in capital		¥ 2,468,690	¥ 2,509,941